Segment information	12 Months Ended
Dec. 31, 2024
Segment information
Segment information

(3) Segment information

In 2024, the Management Board made the decision to update the reportable segments to better steer the business and to reflect the underlying trends, evolutions and activities of the various business areas the Group is involved in. The Group believes that the two new reportable segments, Shared R&D and Just – Evotec Biologics, represent fairly and provide better information to external stakeholders on how resources are allocated and allow better management of the Group’s overall performance. See below for description of the types of products and services from which each reportable segment derives its revenues. Products and services from both reportable segments are available to our partners on a fee-for-service and/or FTE-rates-based model as well as through arrangements that involve milestones and royalties. Due to the introduction of new reportable segments in 2024, 2023 and 2022 segment information has been restated accordingly.

Shared R&D primarily includes drug discovery and development services and solutions. It starts with sourcing novel treatment ideas derived from patient data and continues with target validation and lead optimization. In the subsequent development phase selected candidates can seamlessly transition to Investigational New Drug ‘IND’ application.

Just – Evotec Biologics provides services related to designing, discovering, developing, and manufacturing of modern bio-therapeutics. Further Just – Evotec Biologics provides services in the areas of antibody molecular optimization, first-in-human integrated biologics, product and process design, continuous bioprocessing platforms, and commercial biomanufacturing.

Management does not allocate assets and liabilities to segments. The assessment of the individual operating segments is based on revenues and operating income (loss). Intersegment revenues are valued with a price comparable to other third-party revenues. Corporate activities are allocated based on internally defined allocation keys, primarily based on revenue.

The segment information for the financial year 2024 is as follows:

	Shared	Just - Evotec	Elimination between	Evotec
In k€	R&D	Biologics	the segments	Group
Revenues*	611,394	185,573	—	796,967
Intersegment revenues	160	1,049	(1,208)	—
Cost of revenue	(509,361)	(173,068)	344	(682,086)
Gross profit	102,192	13,553	(865)	114,881
Operating income and (expenses)
Research and development cost	(51,146)	(576)	865	(50,857)
Selling, general and administrative cost	(158,915)	(29,286)	—	(188,201)
Impairment/Reversal of impairment of intangible assets	—	—	—	—
Other operating income	49,802	2,899	—	52,700
Other operating expenses	(13,924)	(2,192)	—	(16,116)
Reorganization costs	(54,179)	(751)	—	(54,930)
Total operating income and (expenses)	(228,362)	(29,906)	865	(257,403)
Operating income (loss)	(126,170)	(16,353)	—	(142,522)

*Includes Revenue from contributions of €14,450k

The segment information for the financial year 2023 is as follows:

	Shared	Just - Evotec	Elimination between	Evotec
In k€	R&D	Biologics	the segments	Group
Revenues*	672,977	108,449	—	781,426
Intersegment revenues	—	—	—	—
Cost of revenue	(492,674)	(113,701)	—	(606,375)
Gross profit	180,303	(5,252)	—	175,051
Operating income and (expenses)
Research and development cost	(68,529)	—	—	(68,529)
Selling, general and administrative cost	(143,167)	(26,442)	—	(169,610)
Impairment/Reversal of impairment of intangible assets	108	(5,119)	—	(5,011)
Other operating income	62,524	2,269	—	64,793
Other operating expenses	(39,361)	(4,841)	—	(44,202)
Reorganization costs	—	—	—	—
Total operating income and (expenses)	(188,425)	(34,133)	—	(222,558)
Operating income (loss)	(8,122)	(39,385)	—	(47,507)

*Includes Revenue from contributions of €9,417k

The segment information for the financial year 2022 is as follows:

	Shared	Just - Evotec	Elimination between	Evotec
In k€	R&D	Biologics	the segments	Group
Revenues*	702,020	49,428	—	751,448
Intersegment revenues	—	—	—	—
Cost of revenue	(482,704)	(94,679)	—	(577,383)
Gross profit	219,316	(45,252)	—	174,065
Operating income and (expenses)
Research and development cost	(76,635)	(7)	—	(76,642)
Selling, general and administrative cost	(135,071)	(21,119)	—	(156,190)
Impairment/Reversal of impairment of intangible assets	—	—	—	—
Other operating income	78,242	3,340	—	81,582
Other operating expenses	(1,965)	—	—	(1,965)
Reorganization costs	—	—	—	—
Total operating income and (expenses)	(135,429)	(17,786)	—	(153,215)
Operating income (loss)	83,887	(63,037)	—	20,850

*Includes Revenue from contributions of €10,551k

- Geographical Breakdown-

The geographical breakdown of revenues from customers for the financial year 2024 is stated below:

		Just - Evotec
in k€	Shared R&D	Biologics	Evotec Group
Revenues by region
USA	354,124	91,735	445,859
Germany	32,904	—	32,904
France	19,910	—	19,910
United Kingdom	92,437	80	92,517
Switzerland	18,048	90,995	109,043
Rest of the world	81,662	621	82,283
Total revenue from contracts with customers	599,086	183,431	782,517
Revenue from contributions	12,308	2,142	14,450
Total Revenue	611,394	185,573	796,967

The geographical breakdown of revenues from customers for the financial year 2023 is stated below:

		Just - Evotec
in k€	Shared R&D	Biologics	Evotec Group
Revenues by region
USA	414,192	45,232	459,424
Germany	29,297	4,837	34,134
France	32,005	—	32,005
United Kingdom	86,368	—	86,368
Switzerland	7,500	57,424	64,924
Rest of the world	95,154	—	95,154
Total revenue from contracts with customers	664,516	107,493	772,009
Revenue from contributions	8,461	956	9,417
Total Revenue	672,977	108,449	781,426

The geographical breakdown of revenues from customers for the financial year 2022 is stated below:

		Just - Evotec
in k€	Shared R&D	Biologics	Evotec Group
Revenues by region
USA	365,522	42,232	407,754
Germany	58,604	291	58,895
France	32,274	—	32,274
United Kingdom	115,225	31	115,256
Switzerland	22	—	22
Rest of the world	124,108	2,588	126,696
Total revenue from contracts with customers	695,755	45,142	740,897
Revenue from contributions	6,265	4,286	10,551
Total Revenue	702,020	49,428	751,448

Revenue is allocated to regions according to the location of the head office of the external customer.

Non-current assets categorized by the location of the companies as of December 31, 2024 and December 31, 2023 can be analyzed as follows:

in k€	2024	2023
USA	257,861	221,195
United Kingdom	208,907	221,177
Italy	240,450	259,649
France	325,974	337,960
Germany	154,543	153,338
Austria	—	2,634
Total non-current assets	1,187,735	1,195,954

Non-current assets shown in this table comprise of fixed assets, intangible assets, goodwill, non-current tax receivables, other non-current assets as well as investments for which the equity-method is applied.